Member's Interest (Schedule Of Stock Options Outstanding) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CCMH [Member]
Outstanding, January 1, 2012	5,042
Granted	249
Exchanged	(2,024)
Forfeited	(375)
Expired	(100)
Outstanding, December 31, 2012	2,792
Exercisable	1,204
Expected to vest	968
Outstanding, January 1, 2012	$ 22.49
Granted	$ 10.00
Exchanged	$ 10.00
Forfeited	$ 16.97
Expired	$ 32.66
Outstanding, December 31, 2012	$ 30.82
Exercisable	$ 26.95
Expected to vest	$ 33.14
Outstanding, December 31, 2012	6 years 6 months
Exercisable	5 years 8 months 12 days
Expected to vest	7 years 10 months 24 days
Outstanding, December 31, 2012
Exercisable
Expected to vest
CCOH [Member]
Outstanding, January 1, 2012	8,991
Granted	2,812
Exercised	(1,029)
Forfeited	(884)
Expired	(1,509)
Outstanding, December 31, 2012	8,381
Exercisable	4,548
Expected to vest	3,574
Outstanding, January 1, 2012	$ 15.10
Granted	$ 6.64
Exercised	$ 4.06
Forfeited	$ 7.87
Expired	$ 12.23
Outstanding, December 31, 2012	$ 9.22
Exercisable	$ 11.26
Expected to vest	$ 9.53
Outstanding, December 31, 2012	6 years 2 months 12 days
Exercisable	4 years 6 months
Expected to vest	8 years 3 months 18 days
Outstanding, December 31, 2012	8,813
Exercisable	4,792
Expected to vest	$ 1,186